Share capital - Schedule of RSUs Outstanding (Details) - DevvStream Corp [Member] - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Apr. 30, 2026 shares
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	147,989
Number of RSUs Vested	142,087
November 30, 2021 [Member]
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	917
Number of RSUs Vested	917
December 24, 2021 [Member]
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	38,232
Number of RSUs Vested	38,232
March 1, 2022 [Member]
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	1,009
Number of RSUs Vested	1,009
March 14, 2022 [Member]
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	62,702
Number of RSUs Vested	62,702
July 30, 2024 [Member]
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	14,543
Number of RSUs Vested	8,641
March 26, 2025 [Member]
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	30,586
Number of RSUs Vested	30,586